Note 11 - Federal Home Loan Bank Advances (FHLB) and Other Borrowings (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 17, 2015	Dec. 15, 2014
Note 11 - Federal Home Loan Bank Advances (FHLB) and Other Borrowings (Details) [Line Items]
Advances from Federal Home Loan Banks	$ 0	$ 0
Pledged Assets, Not Separately Reported, Other	99,100,000
Additional Advances from Federal Home Loan Banks	98,100,000
Loans from Other Federal Home Loan Banks	58,700,000
Payments for Repurchase of Redeemable Preferred Stock	16,000,000	0	0
Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Note 11 - Federal Home Loan Bank Advances (FHLB) and Other Borrowings (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				6.50%
Debt Instrument, Annual Principal Payment	1,000,000				1,000,000
Proceeds from Issuance of Debt				10,000,000
Subsequent Event [Member]
Note 11 - Federal Home Loan Bank Advances (FHLB) and Other Borrowings (Details) [Line Items]
Payments for Repurchase of Redeemable Preferred Stock				10,000,000
Notes Payable, Other Payables [Member]
Note 11 - Federal Home Loan Bank Advances (FHLB) and Other Borrowings (Details) [Line Items]
Debt Instrument, Unused Borrowing Capacity, Amount					10,000,000
Debt Instrument, Interest Rate, Stated Percentage					6.50%
Long-term Debt	$ 0